Investment Securities (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Held-to-maturity debt securities amortized cost disclosures
Due in one year or less, held-to-maturity debt securities amortized cost	$ 1,125
Due after one year through five years, held-to-maturity debt securities amortized cost	1,325
Amortized cost, held-to-maturity debt securities	2,450
Held-to-maturity debt securities, Estimated fair value disclosures
Due in one year or less, held-to-maturity debt securities, Estimated fair value	1,125
Due after one year through five years, held-to-maturity debt securities, Estimated fair value	1,325
Estimated fair value, held-to-maturity debt securities	2,450
Available-for-sale debt securities amortized cost disclosures
Due after one year through five years, available-for-sale debt securities amortized cost	636
Due after five years through ten years, available-for-sale debt securities amortized cost	4,068
Due after ten years, available-for-sale debt securities amortized cost	206,819
Residential mortgage-backed securities, amortized cost	4,851,747
Equity securities, amortized cost	18,825
Amortized cost, Available for sale securities	5,082,095	5,041,847
Available for sale debt securities, Estimated Fair Value Disclosures
Due after one year through five years, available-for-sale debt securities, Estimated Fair Value	641
Due after five years through ten years, available-for-sale debt securities, Estimated Fair Value	4,149
Due after ten years, available-for-sale debt securities, Estimated Fair Value	219,971
Residential mortgage-backed securities, Estimated Fair Value	4,969,263
Equity securities, Estimated Fair Value	19,891
Estimated fair value, Available for sale securities	5,213,915	5,086,457
Amortized cost of available for sale investment securities pledged	2,624,520
Fair value of available for sale investment securities pledged	2,717,496
Proceeds from sales and calls of available for sale securities	1,102,849	1,149,021	579,099
Proceeds from sales of mortgage-backed securities	1,095,815	1,133,610	544,305
Gross gains realized on sales	17,318	33,223	11,980
Gross losses realized on sales	33	14	24
Impairment charges on available for sale securities	977	8,416
Impairment charges on available-for-sale investment securities, after tax	$ 635	$ 5,470